Shareholder Report, Holdings (Details) - Columbia Variable Portfolio – Core Equity Fund	Dec. 31, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%